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                                  [LETTERHEAD]

May 1, 1997

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   STI Classic Variable Trust
      (File Nos. 33-91476 and 811-9032)
      Filing Pursuant to Rule 497(j)
      ---------------------------------

Ladies and Gentlemen:

On behalf of our client, STI Classic Variable Trust (the "Trust"), we are filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Trust's Prospectus and Statement of Additional Information, each dated April 30, 1997, do not differ from that contained in the Trust's Post-Effective Amendment No. 3 which was filed via EDGAR on April 30, 1997.

Please call me at (202) 467-7087 if you have any questions or comments.

Sincerely,

/s/ John H. Grady, Jr.

John H. Grady, Jr.